SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
Segment Information
Schedule of operating segment information

	in million of US$
Consolidated profit and loss information for the year ended December 31, 2025	Oil and gas	Generation	Petrochemicals	Holding, Transportation and others	Eliminations	Consolidated
Revenue - local market	541	788	265	24	-	1,618
Revenue - foreign market	199	3	178	-	-	380
Intersegment revenue	122	1	-	-	(123)	-
Cost of sales	(613)	(450)	(429)	-	123	(1,369)
Gross profit	249	342	14	24	-	629

Selling expenses	(80)	(4)	(12)	(2)	-	(98)
Administrative expenses	(83)	(42)	(6)	(61)	-	(192)
Other operating income	49	23	19	9	-	100
Other operating expenses	(23)	(11)	(9)	(29)	-	(72)
Recovery of impairment (Impairment) of property, plant and equipment, intangible assets and inventories	(3)	55	(37)	-	-	15
Impairment of financial assets	(21)	-	-	-	-	(21)
Share of profit from associates and joint ventures	3	12	-	127	-	142
Operating income	91	375	(31)	68	-	503

Financial income	-	18	27	-	-	45
Financial costs	(101)	(46)	-	(49)	-	(196)
Other financial results	(35)	168	3	94	-	230
Financial results, net	(136)	140	30	45	-	79
Profit (Loss) before income tax	(45)	515	(1)	113	-	582

Income tax	(10)	(217)	5	18	-	(204)
Profit (Loss) of the year	(55)	298	4	131	-	378

Depreciation and amortization	292	116	6	-	-	414

	in million of US$
Consolidated profit and loss information for the year ended December 31, 2025	Oil and gas	Generation	Petrochemicals	Holding, Transportation and others	Eliminations	Consolidated
Total profit (loss) of the year attributable to:
Owners of the company	(55)	297	4	131	-	377
Non-controlling interest	-	1	-	-	-	1

Consolidated financial position information as of December 31, 2025
Assets	2,513	3,046	147	931	(43)	6,594
Liabilities	1,737	668	73	554	(43)	2,989

Net book values of property, plant and equipment (1)	1,896	1,370	-	37	-	3,303

Additional consolidated information as of december 31, 2025
Increases in property, plant and equipment, intangible assets and right-of-use assets	1,039	66	15	12	-	1,132

(1)	Assets located in Argentina

	in million of US$
Consolidated profit and loss information for the year ended December 31, 2024	Oil and gas	Generation	Petrochemicals	Holding, Transportation and others	Eliminations	Consolidated
Revenue - local market	515	669	326	65	-	1,575
Revenue - foreign market	108	3	190	-	-	301
Intersegment revenue	107	-	-	-	(107)	-
Cost of sales	(515)	(367)	(487)	(17)	107	(1,279)
Gross profit	215	305	29	48	-	597

Selling expenses	(58)	(3)	(13)	-	-	(74)
Administrative expenses	(82)	(52)	(7)	(98)	-	(239)
Exploration expenses	(21)	-	-	-	-	(21)
Other operating income	87	35	41	12	-	175
Other operating expenses	(28)	(14)	(7)	(39)	-	(88)
Impairment of property, plant and equipment, intangible assets and inventories	(34)	-	-	-	-	(34)
Impairment of financial assets	(10)	(46)	-	-	-	(56)
Share of profit from associates and joint ventures	-	(21)	-	167	-	146
Profit from sale of companies´ interest	-	-	-	34	-	34
Operating income	69	204	43	124	-	440

Financial income	2	8	21	1	-	32
Financial costs	(96)	(53)	(3)	(33)	-	(185)
Other financial results	(11)	183	7	32	-	211
Financial results, net	(105)	138	25	-	-	58
Profit (Loss) before income tax	(36)	342	68	124	-	498

Income tax	31	119	4	(33)	-	121
Profit (Loss) of the year	(5)	461	72	91	-	619

Depreciation and amortization	237	100	5	-	-	342

	in million of US$
Consolidated profit and loss information for the year ended December 31, 2024	Oil and gas	Generation	Petrochemicals	Holding, Transportation and others	Eliminations	Consolidated
Total profit (loss) of the year attributable to:
Owners of the company	(5)	461	72	91	-	619

Consolidated financial position information as of December 31, 2024
Assets	1,918	3,155	173	1,116	(17)	6,345
Liabilities	1,583	857	109	518	(17)	3,050

Net book values of property, plant and equipment (1)	1,183	1,357	28	39	-	2,607

Additional consolidated information as of December 31, 2024
Increases in property, plant and equipment, intangible assets and right-of-use assets	354	105	6	10	-	475

(1)	Assets located in Argentina

	in million of US$
Consolidated profit and loss information for the year ended December 31, 2023	Oil and gas	Generation	Petrochemical	Holding, Transportation and others	Eliminations	Consolidated
Revenue - local market	402	648	359	14	-	1,423
Revenue - foreign market	161	-	148	-	-	309
Intersegment revenue	103	-	-	-	(103)	-
Cost of sales	(412)	(354)	(444)	-	103	(1,107)
Gross profit	254	294	63	14	-	625

Selling expenses	(49)	(2)	(15)	-	-	(66)
Administrative expenses	(74)	(50)	(6)	(55)	-	(185)
Exploration expenses	(7)	-	-	-	-	(7)
Other operating income	86	75	13	3	-	177
Other operating expenses	(32)	(27)	(7)	(22)	-	(88)
(Impairment) Recovery of impairment of property, plant and equipment, intangible assets and inventories	(38)	-	(3)	2	-	(39)
Share of profit from associates and joint ventures	-	(18)	-	16	-	(2)
Profit from sale of companies´ interest	-	-	-	9	-	9
Operating income	140	272	45	(33)	-	424

Financial income	2	2	-	7	(6)	5
Financial costs	(203)	(119)	(3)	(45)	6	(364)
Other financial results	(15)	280	15	278	-	558
Financial results, net	(216)	163	12	240	-	199
Profit (Loss) before income tax	(76)	435	57	207	-	623

Income tax	29	(225)	(27)	(95)	-	(318)
Profit (Loss) of the year	(47)	210	30	112	-	305

Depreciation and amortization	166	96	5	-	-	267

	in million of US$
Consolidated profit and loss information for the year ended December 31, 2023	Oil and gas	Generation	Petrochemical	Holding, Transportation and others	Eliminations	Consolidated
Total profit of the year attributable to:
Owners of the company	(47)	207	30	112	-	302
Non-controlling interest	-	3	-	-	-	3

Consolidated financial position information as of December 31, 2023
Assets	1,396	2,684	157	631	(146)	4,722
Liabilities	1,213	729	137	376	(146)	2,309

Net book values of property, plant and equipment (1)	1,138	1,345	27	34	-	2,544

Additional consolidated information as of December 31, 2023
Increases in property, plant and equipment and right-of-use assets	556	259	7	5	-	827

(1)	Assets located in Argentina